Related Party Transactions (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Oct. 05, 2012	Sep. 14, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 28, 2014	Dec. 31, 2012
Stock issued during period for stock based compensation, shares		4,000,000						2,000,000,000
Stock based compensation, description

Company issued 2,000,000,000 shares of common stock and 1 share of convertible preferred B stock to an officer and director that has been classified as stock based compensation during the year ended December 31, 2012.

Consulting expenses paid to officer			$ 108,195	$ 67,765	$ 241,554	$ 276,028	$ 299,818	$ 454,201
Stock issued for services, shares	3,750,000				500,000
Stock cancelled during the period							20,000,000
Conversion of convertible debt							116,199	47,110
Joseph Canouse [Member]
Stock based compensation, description							At the time of his appointment Mr. Canouse received the 1 share of convertible Preferred B stock previously issued to a director
Stock cancelled during the period							2,000,000,000
Stock issued during the period post-reverse split							20,000,000
Kevin Quirk [Member]
Stock based compensation, description							the Company issued 1 additional shares of convertible preferred B stock to Mr. Quirk when he joined the Company
Related Party [Member]
Conversion amount									11,000
Conversion of convertible debt									22,000
Number of stock issued during period for conversion									3,666,667
Director [Member]
Consulting expenses paid to officer								$ 50,000
Convertible Preferred B Stock [Member]
Stock issued during period for stock based compensation, shares								1
Convertible Preferred C Stock [Member]
Stock issued during period for stock based compensation, shares								35,000
Stock issued for services, shares								9,000		35,000
Series B Preferred Stock [Member] | Joseph Canouse [Member]
Stock issued for services, shares							1
Series B Preferred Stock [Member] | Kevin Quirk [Member]
Stock based compensation, description							when Mr. Kevin Quirk became CEO of the Company Mr. Canouse transferred 1 share of the Preferred Series B stock to Mr. Quirk.
Stock issued for services, shares							1